Revenue and other operating income - Narrative (Details)	12 Months Ended
Jun. 30, 2025 vessel
Vessels | Newbuild drybulk vessels | Property, plant and equipment
Disclosure Of Revenue Sources [Line Items]
Number of vessels acquired	10